Lease commitments	12 Months Ended
Mar. 31, 2011
Lease commitments

22. Lease commitments:

Toyota leases certain assets under capital lease and operating lease arrangements.

An analysis of leased assets under capital leases is as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Class of property
Building	¥23,518	¥13,412	$161
Machinery and equipment	48,043	30,283	364
Less - Accumulated depreciation	(36,926)	(18,590)	(223)

	¥34,635	¥25,105	$302

Amortization expenses under capital leases for the years ended March 31, 2009, 2010 and 2011 were ¥12,183 million, ¥12,606 million and ¥13,341 million ($160 million), respectively.

Future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2011 are as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2012	¥5,192	$62
2013	3,741	45
2014	2,516	30
2015	2,248	27
2016	1,971	24
Thereafter	13,981	168

Total minimum lease payments	29,649	356
Less - Amount representing interest	(7,732)	(93)

Present value of net minimum lease payments	21,917	263
Less - Current obligations	(4,283)	(51)

Long-term capital lease obligations	¥17,634	$212

Rental expenses under operating leases for the years ended March 31, 2009, 2010 and 2011 were ¥106,653 million, ¥93,994 million and ¥89,029 million ($1,071 million), respectively.

The minimum rental payments required under operating leases relating primarily to land, buildings and equipment having initial or remaining non-cancelable lease terms in excess of one year at March 31, 2011 are as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2012	¥9,198	$111
2013	7,439	89
2014	5,687	68
2015	4,648	56
2016	4,061	49
Thereafter	13,146	158

Total minimum future rentals	¥44,179	$531